SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.___

☐

Post-Effective Amendment No.    5

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

Amendment No.__ 6 _

☒

 (Check appropriate box or boxes.)

Oceanstone Fund

(Exact Name of Registrant as Specified in Charter)

13453 El Presidio Trail

San Diego, CA 92130

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (858) 481-4123

James J. Wang

P.O. Box 130982

Carlsbad, CA 92013

 (Name and Address of Agent for Service)

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Oceanstone Fund

Ticker Symbol: OSFDX

Prospectus

October 27, 2011

For Long-Term Investors Seeking Capital Appreciation

Like all other mutual funds, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved of the securities offered in this Prospectus and has not passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

RISK/RETURN SUMMARY: INVESTMENT OBJECTIVES/GOALS

Oceanstone Fund (the Fund) seeks to obtain capital appreciation.

RISK/RETURN SUMMARY: FEE TABLE

The following table describes the fees and expenses that you pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

Maximum sales charge (load) imposed on purchases:

None

Maximum deferred sales charge (load):

None

Maximum sales charge (load) on reinvested distributions:

None

Redemption fee:

None

Wire transfer redemption fee:

$20.00

Express mail redemption fee:

$25.00

Annual Fund Operating Expenses (expenses deducted from the Fund):

Management fee:

1.80%

Distribution (12b-1) fee:

None

Other expenses:

None

Acquired fund fees and expenses:

0.04%

Total annual fund operating expenses:

1.84%

The total annual fund operating expenses in this fee table do not correlate to the expense ratio in the Fund’s financial statements (or the financial highlights in this Prospectus) because the financial statements reflect only the direct operating expenses of the Fund and do not include the indirect costs of investing in Acquired Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same. Although your actual costs may be lower or higher, based on these assumptions your costs would be:

1 year

3 years

5 years

10 years

$187

$579

$997

$2176

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended June 30, 2011, the Fund’s portfolio turnover rate was 145.78% of the average value of its portfolio.

RISK/RETURN SUMMARY: INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

To achieve its investment objective, the Fund invests only in common stocks on the New York Stock Exchange, American Stock Exchange, and NASDAQ (both Global and Capital Markets), including American Depositary Receipts (ADRs) of foreign issuers, that the Fund's investment adviser believes are undervalued. The Fund will invest in small, medium, and large capitalization stocks and may engage in active and frequent trading of its portfolio securities.

Principal Investment Risks

Investors in the Fund may lose money over short and even long periods of time, due to the risks associated with investments in common stocks. These risks include:

• Market Risk: The price declines of common stocks may be steep, sudden, and prolonged.

• Risk of Small Capitalization Companies: The Fund may hold a large number of small capitalization stocks in its portfolio. Generally, small capitalization stocks have less liquidity and greater volatility in market price than medium and large capitalization stocks.

• Risk of Medium Capitalization Companies: The Fund may also hold a large number of medium capitalization stocks in its portfolio. Generally, medium capitalization stocks have less liquidity and greater volatility in market price than large capitalization stocks.

• Management Risk: When purchasing common stock of a company, the Adviser may be wrong in its judgment of the Company’s future earnings prospects.

• Non-Diversification Risk: The Fund may invest a higher percentage of its assets in fewer stocks than an average stock mutual fund does, so the price decline of even one common stock in the Fund’s portfolio may have serious negative consequences for the Fund’s net asset value.

• Portfolio Turnover Risk: The Fund's short-term capital gains from the trading activities of its portfolio stocks are distributed to shareholders and taxed as ordinary income under Federal income tax laws. Furthermore, the trading costs associated with the Fund’s frequent portfolio turnover may have a negative effect on the Fund’s performance.

• Risk From the Investment Adviser’s Lack of Experience in Advising Mutual Funds: Oceanstone Capital Management, Inc., the Fund’s investment adviser (the Adviser), was incorporated in May of 2006 and has no prior experience in advising mutual funds. Consequently, the Fund may not be able to achieve its investment objective due to this lack of experience.

• Foreign Risk: Even though the Fund invests mainly in the common stocks of American corporations, the Fund may from time to time invest in the American Depositary Receipts (ADRs) of foreign issuers. Consequently, the Fund may be subject to risks associated with investing in ADRs.

Bar Chart and Table

The bar chart below shows the Fund’s total return for 2007, 2008, 2009 and 2010 calendar years, together with the best and worst quarters during 2007, 2008, 2009 and 2010 calendar years. The accompanying table compares the Fund’s performance to that of a broad-based market index. The bar chart and accompanying table provide some indication of the risks of investing in the Fund.  All presentations assume reinvestment of dividends and distributions.  As with all other mutual funds, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain performance data current to the most recent month ended, please call 1-800-988-6290.

During 2007, 2008, 2009 and 2010 calendar years, the highest return for a quarter was 134.14% (quarter ended June 30, 2009) and the lowest return for a quarter was -10.60% (quarter ended June 30, 2010).

The Fund’s total return for the period from January 1, 2011 through September 30, 2011 was -8.11%.

Average Annual Total Return for the Periods ended 12/31/2010

	1 Year	Since Inception (11/9/2006)
Return Before Taxes	30.55%	49.50%
Return After Taxes on Distributions	26.16%	44.09%
Return After Taxes on Distributions and Sale of Fund Shares	21.10%	41.04%
S&P 500 Index (reflects no deduction for expenses or taxes)	15.06%	-0.02%

After-tax returns are calculated using the historical highest individual federal marginal income tax rate for each taxable component and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MANAGEMENT

Investment Adviser

Oceanstone Capital Management, Inc. is the Fund's investment adviser.

Portfolio Manager

James J. Wang is the Fund's portfolio manager since its inception in 2006.

PURCHASE AND SALE OF FUND SHARES

The Fund's minimum initial investment is $2,000, and the minimum subsequent investment is $100.

Shareholders may redeem the Fund shares on any business day by writing to the Fund's transfer agent at: Oceanstone Fund, c/o Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147. The Fund may offer its shares through a financial intermediary in the future. If purchased through a financial intermediary, you may redeem your shares on any business day through the intermediary.

TAX INFORMATION

The Fund intends to make distributions that will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions for such a tax-deferred arrangement may be taxed when money is withdrawn from the arrangement.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund may offer its shares through some financial intermediaries in the future. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS, AND DISCLOSURE OF PORTFOLIO HOLDINGS

Investment Objective

Oceanstone Fund seeks to obtain capital appreciation.

Principal Investment Strategy

To achieve its investment objective, the Fund invests only in common stocks on the New York Stock Exchange, American Stock Exchange, and NASDAQ (both Global and Capital Markets), including American Depositary Receipts (ADRs) of foreign issuers, that the Fund's investment adviser believes are undervalued. In deciding which common stocks to purchase, the Fund seeks the undervalued stocks as compared to their intrinsic values. To determine a stock's intrinsic value (IV), the Fund uses the equation: IV = IV/E x E. In this equation, E is the stock's earnings per share for its trailing 4 quarters, and a reasonable range of its IV/E ratio is determined by a rational and objective evaluation of the current available information of its future earnings prospects.

In deciding when to sell a portfolio stock, the Fund generally sells a stock when (1) the Fund realizes that it has made a mistake in judging the stock's future earnings prospects, (2) the stock becomes properly valued or overvalued due to the change of its intrinsic value and/or its price, or (3) the Fund needs capital for a better investment opportunity. The Fund also sells stocks in its portfolio, when it needs cash to pay for shareholder redemptions. Consequently, the Fund may engage in active and frequent trading that may result in short-term capital gains. The short-term capital gains from these trading activities are distributed to shareholders and taxed as ordinary income under Federal income tax laws. Furthermore, the trading costs associated with the Fund’s frequent portfolio turnover may have a negative effect on the Fund’s performance.

Even though the Fund will invest in small, medium, and large capitalization stocks, many of the undervalued stocks are small, with market capitalization between $20 million and $2 billion. Consequently, the Fund may hold a large number of small capitalization stocks in its portfolio.

When the Adviser believes that market conditions warrant a temporary defensive posture or is unable to find enough suitable investment opportunities, the Fund may invest up to 100% of its assets in cash and cash equivalents. The taking of such a temporary defensive posture that is inconsistent with the Fund’s principal investment strategy may adversely affect the Fund’s ability to achieve its investment objective.

Principal Related Risks

Market Risk: Market prices of common stocks are often volatile and unpredictable. Over a long period, a company's stock price is mainly determined by its earnings and future earnings prospects. On a short-term basis, general stock market conditions and other macroeconomic factors can have a major effect on a company's stock price. Due to the difficulty of predicting a company's future earnings and the unpredictability of these macroeconomic factors, the price declines of common stocks may be steep, sudden, and prolonged.

Risk of Small Capitalization and Medium Capitalization Companies: In the process of seeking to achieve its investment objective, the Fund may hold a large number of small and medium capitalization stocks in its portfolio. Smaller companies usually have less resources than larger companies, and their future earnings tend to be more volatile and unpredictable. Therefore, investors may have less confidence in smaller companies than in larger companies. Consequently, small and medium capitalization stocks generally have lesser liquidity and greater volatility in market price.

Management Risk: When purchasing common stock of a company, the Adviser may be wrong in its judgment of the company’s future earnings prospects. It is difficult to judge a company's future earnings prospects and easy to be wrong. Therefore, the true future earnings prospects of some of the companies that the Fund invests in may not be as good as the Adviser believes. In addition, the Fund may not be able to find sufficient number of common stocks that meet its investment criteria. If the Fund invests a portion of its cash in a money market fund, the Fund shareholders will be subject to duplicative management fees.

Non-Diversification Risk: The Fund is non-diversified and seeks only enough diversification in its portfolio to maintain its federal non-taxable status under Sub-Chapter M of Internal Revenue Code. Therefore, the Fund may invest a higher percentage of its assets in fewer stocks than an average stock mutual fund does, so the price decline of even one common stock in the Fund’s portfolio may have serious negative consequences for the Fund’s net asset value.

Portfolio Turnover Risk: In the process of seeking to achieve its investment objective, the Fund may engage in active and frequent trading of its portfolio securities. The short-term capital gains from these trading activities are distributed to shareholders and taxed as ordinary income under Federal income tax laws. Furthermore, the trading costs associated with the Fund’s frequent portfolio turnover may have a negative effect on the Fund’s performance.

Risk From the Investment Adviser’s Lack of Experience in Advising Mutual Funds: Oceanstone Capital Management, Inc., the Fund’s investment adviser, was incorporated in May of 2006 and has no prior experience in advising mutual funds. Consequently, the Fund may not be able to achieve its investment objective due to this lack of experience.

Foreign Risk: Even though the Fund invests mainly in the common stocks of American corporations, the Fund may from time to time invest in the American Depositary Receipts (ADRs) of foreign issuers. Consequently, the Fund may be subject to risks associated with investing in ADRs. These risks include adverse fluctuations in foreign currency values, social and economic instability, inadequate financial disclosures, and differences in taxation and securities regulation.

Portfolio Holdings Disclosure

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

MANAGEMENT, ORGANIZATION, AND CAPITAL STRUCTURE

Investment Adviser

Oceanstone Capital Management, Inc., a California corporation at 13453 El Presidio Trail, San Diego, CA 92130, is the investment adviser of the Fund. The Adviser was incorporated in May of 2006 and has no prior experience in advising mutual funds as an investment adviser.

Subject to the supervision of the Fund’s Board of Trustees, the Adviser manages the Fund’s assets, including buying and selling portfolio securities. The Adviser also furnishes office space and certain administrative services to the Fund, and pays all operating expenses of the Fund except for brokerage commission, tax, interest, and management fee.

The Adviser receives from the Fund as compensation for its services an annual fee of 1.80% of the Fund’s net assets. This fee is computed on the average daily closing net asset value of the Fund, is payable monthly, and is higher than the fee paid by most other mutual funds.

A discussion regarding the basis for the board of trustees approving the investment advisory agreement between the Fund and the Adviser is available in the Fund's annual shareholder report for the fiscal year ended June 30, 2011.

Portfolio Manager

James J. Wang is the Fund's portfolio manager since its inception in 2006. He is also the president, a director, and a shareholder of Oceanstone Capital Management, Inc. James Wang was a state-registered investment adviser from 2003 to 2006. During the period, he advised separately managed accounts in US stock market for individuals and small businesses. He has no prior experience in advising mutual funds.

Although James Wang manages the day-to-day operations of the Fund, his only remuneration comes from the management fee earned by the Adviser. The Fund's Statement of Additional Information provides additional information about the portfolio manager’s (i) compensation, (ii) other accounts managed, and (iii) ownership of securities in the Fund.

Legal Proceedings

As of the date of this Prospectus, there was no litigation involving the Fund in any capacity.

Capital Stock

Each share of the Fund has equal dividend, distribution, liquidation, and voting rights. There are no conversion or pre-emptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable.

SHAREHOLDER INFORMATION

Pricing of Fund Shares

When and How the Fund Prices: The net asset value (NAV) of the Fund’s shares is determined as of the close of business (presently 4:00 P.M., New York time) each day the New York Stock Exchange is open for trading. The price is determined by dividing the value of its securities, plus all other assets and less all liabilities, by the number of shares outstanding.

Market Value of Securities: The common stocks in the Fund’s portfolio are valued on the basis of market quotations. The common stocks held by the Fund are valued at the last sale price. The common stocks held by the Fund that have not traded for the day are valued at the last bid price in such market.

If the trading of a portfolio stock is halted during the day and does not resume prior to the Fund’s NAV calculation or if the exchange on which a portfolio stock is principally traded closes early, the market quotation of the stock may not be readily available (including when it is not reliable). In these circumstances, the Fund must determine the fair value of a stock, in order to calculate as accurately as possible the Fund's NAV. Without a fair value price, short-term traders could take advantage of the arbitrage opportunities and dilute the NAV of long-term shareholders. As a general principle, the fair value of a stock is the price that the Fund may reasonably expect to receive for the stock upon its current sale. In these circumstances, the Adviser will determine the fair value of the stock in accordance with the guideline approved by the Fund’s Board of Trustees.

The Fund may invest a portion of its available cash in registered money market funds, and the NAV of the money-market funds in which the Fund invests will be included in the calculation of the Fund’s NAV. The prospectuses of those money market funds may explain the circumstances under which those money market funds will use fair value pricing and the effects of using fair value pricing.

The Purchase or Redemption Price of the Fund Shares: The price at which a purchase or redemption is effected is the net asset value per share of the Fund next calculated after the order is received by the Fund in proper form. A purchase or redemption order must be received by 4:00 P.M. Eastern Time to receive that day’s NAV.

Purchase of Fund Shares

Account Application: You may purchase the Fund shares directly from the Fund through its transfer agent, Mutual Shareholder Services, LLC. To open a new account with the Fund, please complete an account application. Call Mutual Shareholder Services at 1-800-988-6290, or visit the Fund’s website at www.oceanstonefund.com for an application form.

Tax-Advantaged Accounts: In addition to taxable accounts, the Fund also offers tax-advantaged accounts, including IRAs and Coverdell Education Savings Account. The Huntington National Bank serves as the custodian for these tax-advantaged accounts, and Mutual Shareholder Services LLC issues Form 5498 and Form 1099 for these accounts. The Adviser pays the account maintenance fees for these accounts.

Initial Purchase: The minimum initial investment is $2,000. An investor may open an account and make the initial purchase in the following manner:

By check: An account application should be completed, signed, and, along with a domestic personal check payable to Oceanstone Fund, sent, by regular mail or by express mail, to:

Oceanstone Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

All investments must be in U.S. dollars. The Fund does not accept cash, cashier’s checks, money orders, traveler’s checks, foreign checks, starter checks, credit card convenience checks, draft checks, or third party checks, for initial or subsequent purchases. For tax-advantaged accounts, please specify the year for which the contribution is made.

By wire: In order to open an account with the Fund, an account application should be completed, signed, and mailed to:

Oceanstone Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Afterwards, please call Mutual Shareholder Services at 1-800-988-6290 for wire instructions. The Fund does not accept third-party wire transfer or foreign wire transfer.

In compliance with the USA Patriot Act of 2001, please note that the Fund's Transfer Agent will verify certain information on your account application as part of the Fund's Anti-Money Laundering Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder's identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. If the Fund does not have reasonable belief of the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Subsequent Purchases: The minimum subsequent investment is $100. The Fund shareholders may make additional purchases by check or by wire in the following manner:

By Check: A domestic personal check payable to Oceanstone Fund, along with the stub from a previous purchase or sale confirmation, should be sent, by regular mail or by express mail, to:

Oceanstone Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Write your account number on your check. If you do not have the stub, include a note with your name and your account number.

By Wire: Please follow the instructions discussed for initial purchase.

Purchase by Telephone: The Fund shares may not be purchased by telephone or facsimile.

Automatic Investment Plan: You may make automatic monthly or quarterly investments ($100 minimum per purchase) in the Fund from your bank or savings account. Your initial investment minimum remains at $2,000 if you select this option. Shares of the Fund may also be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable shareholders to have a portion of their payroll or Social Security checks transferred automatically to purchase shares of the Fund. To sign up for an automatic investment plan, please call Mutual Shareholder Services at 1-800-988-6290 for further instructions.

Other Information Concerning Purchase of Shares: If a check does not clear your bank, the Fund reserves the right to cancel the purchase and you will be responsible for any banking fees imposed and losses that may be incurred as a result of a decline in the value of the canceled purchase. Any profit on such cancellation will accrue to the Fund. If you are already a shareholder, the Fund (or its transfer agent) reserves the right to redeem shares in your account(s) to cover these fees and losses. If a check does not clear on an initial purchase, the Adviser will pay for any banking fees imposed if they can not be recovered from the initial purchaser, and any profit or loss incurred from the canceled purchase will accrue to the Fund. For purchase of $50,000 or more, the Fund may, in its discretion, require payment by certified check or by wire.

Additional Purchase Information: A shareholder will receive confirmation of all transactions by mail. The Fund will only issue book entry shares. Certificates representing shares are not issued.

Purchase through a Financial Intermediary: The Fund may offer its shares through some financial intermediaries in the future. If the Fund becomes eligible through a financial intermediary, you may also purchase shares of the Fund through the financial intermediary. If you invest through a financial intermediary, it may charge you a fee for transactions and other services. Therefore, it may cost you more to invest through an intermediary than to invest directly through the Fund's transfer agent. An intermediary may also impose other restrictions and set different minimum investments for buying shares of the Fund. Purchase requests made through an intermediary are priced based on the net asset value next calculated after receipt of the request by the intermediary. Your financial intermediary is responsible for transmitting your order in a timely manner.

Redemption of Fund Shares

Shareholder Redemption: You may redeem your shares of the Fund, at any time, by writing directly to Mutual Shareholder Services LLC, or by returning a redemption form, by regular mail or by express mail, at:

Oceanstone Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

The written request should include the shareholder’s name, account number, the dollar amount (or the number of shares) the shareholder wants to sell. A shareholder may obtain a redemption form by calling the transfer agent at 1-800-988-6290 or at the Fund website – www.oceanstonefund.com.

The redemption request must be signed exactly as the shareholder’s name appears on the account application form, with the signature guaranteed. If the Fund shares are owned by more than one person, the redemption request must be signed by all owners exactly as the names appear on the account application form, with at least one signature guaranteed. A signature guarantee is required for redemption of the Fund shares, in order to protect the Fund and the Fund shareholders. You should be able to obtain a signature guarantee from a bank, a credit union (if authorized under state law), or a member firm of the New York Stock Exchange. A notary public cannot provide a signature guarantee. Additional documents may be required for corporations, trustees or guardians. A shareholder in doubt as to what documents are required should contact Mutual Shareholder Services at 1-800-988-6290.

Payment will be made within seven calendar days after all of the necessary documents have been received in proper form by Mutual Shareholder Services. A shareholder may request that redemption proceeds be sent by express mail or transmitted by wire to the shareholder’s designated account at a domestic bank or brokerage firm. The shareholder will be charged for the cost of such express mail or wire transfer of funds. If the shares have been purchased by check recently and are being redeemed, redemption proceeds will be paid only after the check used to make the purchase has cleared (usually within 15 days after payment by check).

The proceeds received by the shareholder may be more or less than the cost of such shares, depending upon the net asset value per share at the time of redemption.

Redemption by Telephone: The Fund shares may not be redeemed by telephone or facsimile.

Redemption through a Financial Intermediary: The Fund may offer its shares through some financial intermediaries in the future. If purchased through a financial intermediary, you may redeem your shares through the financial intermediary. A financial intermediary may charge you a fee for transactions and other services. An intermediary may also impose other restrictions for selling shares of the Fund. Redemption requests made through an intermediary are priced based on the net asset value next calculated after receipt of the request by the intermediary. Your financial intermediary is responsible for transmitting your order in a timely manner.

Redemption Payment: The Fund intends to make payments in cash. However, the Fund reserves the right to make payments in kind. The Fund may suspend the right of redemption or postpone the date of payment for the following reasons:

• The New York Stock Exchange is closed for other than customary weekend or holiday closings.

• Trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange

   Commission.

• The Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practical.

Redemption by the Fund: Due to the high cost of maintaining shareholder accounts, the Fund reserves the right to redeem, upon not less than 60 days of written notice, all of the shares of any shareholder if, through redemption, the shareholder’s account has a net asset value of less than $2,000. A shareholder will be given at least 60 days of written notice prior to any involuntary redemption, and during such period, will be allowed to purchase additional shares to bring his account up to the minimum before the redemption is processed.

Dividends and Distributions

Re-Investments: The Fund will automatically use the taxable dividends and capital gain distributions for purchase of additional shares for shareholders at net asset value as of the close of business on the distribution date.

Cash Payouts: A shareholder may, at any time, direct the Fund to pay dividends and/or capital gain distributions, to such shareholder in cash.

Frequent Purchases and Redemptions of Fund Shares

In the process of seeking to achieve its investment objective, the Fund may hold a large number of small capitalization stocks in its portfolio. Generally, small capitalization stocks have lesser liquidity and greater volatility in market price. Consequently, the Fund, due to holding such small capitalization stocks, may be susceptible to frequent short-term trading of its shares. Excessive short-term trading of the Fund shares can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. In order to protect its long-term shareholders, the Fund's Board of Trustees has adopted a policy to discourage excessive short-term trading of the Fund shares and not to accommodate frequent trading by the Fund shareholders. To discourage excessive short-term trading of the Fund shares, the Fund shares may not be purchased/redeemed by telephone or facsimile, and a signature guarantee is required for redemption of the Fund shares, and this policy applies to all Fund shareholders. At this time, the Fund's Board of Trustees has decided not to impose a redemption fee for the shares held for a certain short period. If the Fund detects abusive trading of its shares in the future, the Fund reserves the right to reject purchases where excessive short-term trading is detected.

Tax Consequences

Tax on Distributions: Distributions of net long-term capital gains realized by the Fund are taxable to the shareholders as long-term capital gain, regardless of the length of time the Fund shares have been held by the shareholder. Distributions of incomes realized by the Fund, including short-term capital gains, are taxable to the Fund shareholders as ordinary income. Distributions of incomes, if any, will be made once a year or more frequently at the discretion of the Fund. Distributions of capital gains, if any, will be made once a year. Distributions received shortly after purchase of the shares by a shareholder will have the effect of reducing the per share net asset value of his shares by the amount of such distributions and, although in effect a return of capital, are subject to income taxes.

The Fund sends an annual statement of account activity to its shareholders, to assist them in completing their tax returns. The Fund’s distributions, whether received in cash or reinvested in additional shares of the Fund, are subject to income tax. The shareholders should consult their tax adviser regarding their tax returns.

Federal Withholding: The Fund is required by federal law to withhold 31% of taxable incomes, which include dividends and distributions, paid to the shareholders who have not complied with Internal Revenue Service regulations. In order to avoid this withholding requirement, you must certify to the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding or that you are exempt from back-up withholding.

DISTRIBUTION ARRANGEMENTS

The Fund is a no-load mutual fund and has no purchase or redemption fees, no 12b-1 fees and no account maintenance fees.

FINANCIAL HIGHLIGHTS INFORMATION

The financial highlights table is intended to help you understand the Fund's financial performance since inception.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended June 30, 2008, June 30, 2009, June 30, 2010, and June 30, 2011 has been audited by Meyler & Company LLC, whose reports, along with the Fund's financial statements, are included in the Fund's annual reports, which are available upon request. The information for the period ended June 30, 2007 was audited by other auditors.

                     For the

                                  For the Years Ended

                     Period Ended

                               6/30/2011          6/30/2010             6/30/2009           6/30/2008          6/30/2007*

Net Asset Value, at Beginning of Period

  $   28.76             $   21.26

            $   9.95               $   12.24            $   10.00

Income from Investment Operations

Net Investment Income (Loss)**

                     (0.40)                 (0.27)

               (0.08)

            (0.09)

          0.02

Net Gains (Loss) on Securities

     (realized and unrealized)

       12.04                  13.49

               11.39

            (0.20)

          2.24

Total from Investment Operations

       11.64                  13.22                    11.31                    (0.29)                    2.26

Less Distributions

Dividends (from net investment income)

         0.00                    0.00                  0.00

             0.00

         (0.02)

Distribution (from capital gains)

                       (4.55)                 (5.72)                  0.00                      (2.00)                (0.00)

Total Distributions

      (4.55)

  (5.72)                  0.00

           (2.00)

        (0.02)

Net Asset Value, at End of Period

                 $   35.85             $   28.76             $   21.26                $   9.95               $   12.24

Total Return ***

                  42.15%              62.05%             113.67%               (2.94%)

      22.61%

Ratios/Supplemental Data

  Net Assets at End of Period (Thousands)

              $   15,375            $   4,749             $   1,519                  $   679

    $   694

  Ratio of Expenses to Average Net Assets****                1.80%                1.80%               1.80%

         1.80%                  1.80%

  Ratio of Net Income (Loss) to Average

       Net Assets****

   (1.16)%               (0.88)%             (0.79)%               (0.73)%                 0.20%

  Portfolio Turnover Rate                                                   145.78%              131.82%                419.70%           403.27%         146.05%

* November 9, 2006 (Commencement of investment operations) through June 30, 2007.

** Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

*** Total return assumes reinvestment of dividends and is not annualized.

**** Annualized

PRIVACY POLICY

In the course of doing business with Oceanstone Fund (the Fund), a shareholder shares personal and financial information with the Fund. The Fund treats this information as confidential and recognizes the importance of protecting access to it.

Collection of Customer Information: A shareholder may provide information when communicating or transacting with the Fund in writing, electronically, or by telephone. For instance, information may come from applications, requests for forms or literature, transactions and account positions with the Fund. On occasion, such information may come from consumer reporting agencies and those providing services to the Fund.

Disclosure of Customer Information: The Fund does not sell information about current or former customers to any third parties, and the Fund does not disclose it to third parties unless necessary to service an account or as otherwise required by law. The Fund may share that information with companies that perform services for the Fund. When the Fund enters into such a relationship, its contracts restrict the companies' use of the Fund customer’s information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

Security of Customer Information: The Fund maintains physical, electronic, and procedural safeguards to protect the personal information of its shareholders. Within the Fund, access to such information is limited to those who need it to perform their jobs, such as servicing shareholder accounts, resolving problems, or informing shareholders of new products or services.

BACK COVER PAGE

TABLE OF CONTENTS

Page

Risk/Return Summary: Investment Objectives/Goals

2

Risk/Return Summary: Fee Table

2

Risk/Return Summary: Investments, Risks, and Performance

3

Management

4

Purchase and Sale of Fund Shares

5

Tax Information

5

Financial Intermediary Compensation

5

Investment Objectives, Principal Investment Strategies, Related Risks,

6

and Disclosure of Portfolio Holdings

Management, Organization, and Capital Structure

7

Shareholder Information

8

Distribution Arrangements

13

Financial Highlights Information

13

Privacy Policy

14

You will find more information about Oceanstone Fund in the following document:

Statement of Additional Information – The Statement of Additional Information contains additional and more detailed information about the Fund and is considered to be a part of this Prospectus.

Annual and Semi-Annual Reports – Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get These Additional Information

You can obtain a copy of these documents:

1:

Call or write for one, and a copy will be sent without charge:

Oceanstone Fund

c/o Mutual Shareholder Services LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

1-800-988-6290

Please contact the Fund at the above address if you wish to request other information and/or shareholder inquires.

2:

You may also obtain information about the Fund from the Securities and Exchange Commission on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov or at its Public Reference Room in Washington D.C. Call the Securities and Exchange Commission at 1-202-551-8090 for room hours and operation. You may also obtain information about the Fund by electronic request at the following E-mail address: publicinfo@sec.gov, or by sending a written request and duplicating fee to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

3:

The Prospectus, Statement of Additional Information, and current annual or semi-annual shareholder report of the Fund are also available free of charge on the Fund’s Web site at www.oceanstonefund.com.

Investment Company Act File Number:

811-21930

STATEMENT OF ADDITIONAL INFORMATION

     Oceanstone Fund

Ticker Symbol: OSFDX

       1-800-988-6290

www.oceanstonefund.com

This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the Fund’s current prospectus dated October 27, 2011. A free copy of the Fund’s prospectus can be obtained from the Fund’s transfer agent, Mutual Shareholder Services LLC, at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147, telephone number 1-800-988-6290. The Fund’s annual shareholder report, as filed with the Securities and Exchange Commission on September 1, 2011, has been incorporated by reference into this SAI and is available upon request by calling 1-800-988-6290. The date of this Statement of Additional Information is October 27, 2011.

Table of Contents

Fund History

3

Investments and Risks

3

Management of the Fund

5

Control Persons and Principal Holders of Securities

7

Investment Advisory and Other Services

8

Portfolio Manager

9

Brokerage Allocation and Other Practices

9

Capital Stock and Other Securities

9

Purchase, Redemption and Pricing of Shares

10

Taxation of the Fund

10

Underwriting of the Fund

10

Financial Statements

11

Proxy Voting Policy

11

FUND HISTORY

Oceanstone Fund (the Fund) is registered as a business trust under the laws of the State of Delaware pursuant to a Declaration of Trust dated June 26, 2006 and commenced operations on November 9, 2006. The Fund has no prior operating history.

INVESTMENTS AND RISKS

Classification: The Fund is an open-end, no-load, non-diversified investment management company.

Investment Strategies and Risks: All investment strategies and risks are thoroughly discussed in the Prospectus. No additional strategies or risks are discussed here.

Fund Investment Restrictions: As set forth in the Fund' prospectus dated October 27, 2011, the investment objective of the Fund is capital appreciation. Consistent with its investment objective, the Fund has adopted the following investment restrictions that cannot be changed without approval of the holders of the lesser of:  (i) 67% of the Fund's shares present or represented at a stockholder meeting at which the holders of more than 50% of such shares are present in person or by proxy; or (ii) more than 50% of the outstanding shares of the Fund:

1:

The Fund will invest only in common stocks on the New York Stock Exchange, NASDAQ (both Global Market and Capital Market), and American Stock Exchange. The available cash of the Fund will be invested in cash and cash equivalents.

2:

The Fund will not invest in any initial public offering or private placement, and the Fund will not invest in any restricted stock or letter stock.

3:

The Fund will not invest more than 25% of its assets in common stocks of companies in a particular industry (except obligations issued or guaranteed by the

United States Government, its agencies and instrumentalities).

4:

The Fund will not purchase the securities of other registered management investment companies except:  (a) as part of a plan of merger, consolidation or reorganization approved by the shareholders of the Fund;  (b) the securities of registered money market funds to the extent permitted by the Investment

Company Act of 1940 and the rules and regulations promulgated under the

Investment Company Act of 1940.

5:

The Fund will not invest in commodities, commodity contracts, or real estate, but the Fund may invest in the stocks of public companies that deal in real estate (real estate investment trusts or REITs).

6:

The Fund will not borrow money to purchase stocks on margin, but may obtain such short-term credit as may be necessary for the clearance of purchases and sales of stocks or for temporary and emergency purposes in an amount not exceeding 10% of the value of its net assets.

7:

The Fund will not sell stocks short.

8:

The Fund will not acquire more than 10% of any class of a company’s stocks, or acquire more than 10% of the voting stocks of another company.

9:

The Fund will not invest in any company for the purpose of acquiring control.

10:

The Fund will not acquire or retain any common stock issued by a company, an officer or director of which is an officer or trustee of the Fund or an officer or director of its investment adviser, without authorization of the Fund’s Board of

Trustees.

11:

The Fund will not make loans.

12:

The Fund will not pledge, mortgage, or hypothecate any of its assets.

13:

The Fund will not issue any senior security, warrant, or option.

14:

The Fund will not underwrite securities of other issuers.

The aforementioned percentage restrictions on investment or utilization of assets refer to the percentage at the time an investment or utilization of assets is made. If these restrictions are adhered to at the time an investment or utilization of assets is made, and such percentage subsequently changes as a result of changing market values or some similar event, no violation of the Fund's fundamental restrictions will be deemed to have occurred.

Temporary Defensive Position & Portfolio Turnover: These subjects are discussed in the Fund’s prospectus.

Disclosure of Portfolio Holdings: Generally, the Fund discloses its portfolio holdings only (i) in annual and semi-annual reports to shareholders; (ii) in Form N-Q filings with the Securities and Exchange Commission.

In addition to portfolio holdings disclosures made to the public, the Fund provides portfolio information to third-party service providers in order for these providers to perform their duties on behalf of the Fund. The Fund’s Chief Compliance Officer must authorize all disclosures of portfolio holdings information. As of the date of this Statement of Additional Information, these providers are the Fund’s accounting and transfer agent, Mutual Shareholder Services LLC (full portfolio daily, no lag), and custodian, the Huntington National Bank (full portfolio daily, no lag). In addition, the Fund may disclose portfolio information to other third-party service providers such as its auditor, and the length of the lag between the date of the information and the date on which the information is disclosed will depend on the identity of the party to whom the information is disclosed and the circumstance under which the information is disclosed.

The third-party service providers to whom the Fund provides portfolio holdings information, either by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed and refrain from trading on such information. Neither the Fund nor the Fund’s investment adviser receives any compensation in connection with disclosure of information to these parties.

The Fund does not believe that disclosure of portfolio information as described in this paragraph creates any conflict between the interests of the Fund shareholders and the interests of the Fund’s investment adviser. Any potential conflicts of interest that do arise will be resolved by the Board of Trustees in the best interests of the Fund shareholders.

MANAGEMENT OF THE FUND

The Fund’s Board of Trustees is responsible for managing the Fund’s business affairs and for exercising all the Fund’s powers except those reserved for the shareholders. The Fund’s investment adviser conducts the day-to-day operations of the Fund, under the supervision of the Board of Trustees.

The following tables provide biographical information with respect to each current Trustee and officer of the Fund. James J. Wang is an interested trustee of the Fund and also its president, treasurer, secretary and chief compliance officer. The Board does not have any committee or a chairman, due to the Fund's small size. The Fund is the only series in the “Fund Complex”

Interested trustee and officer

Name, Address, And Age	Positions (s) Held with Fund	Term of Office and Length of Time Served (1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen by Trustee	Other Directorship Held by Trustee
James J. Wang (2) P.O.Box 130982 Carlsbad, CA 92013 Year of Birth: 1963	Trustee, President, Treasurer, Secretary, and Chief Compliance Officer	Indefinite Term, Since 2006	President of Oceanstone Capital Management, Inc. (2006 - current); State-registered investment adviser from 2003 to 2006.	1	None

Independent Trustees

Name, Address, And Age	Position(s) Held with Fund	Term of Office and Length of Time Served (1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen by Trustee	Other Directorship Held by Trustee
Rajendra Prasad 1310 East Ocean Blvd., #1401 Long Beach, CA 90802 Year of Birth: 1945	Trustee	Indefinite Term, Since 2006	Portfolio manager for Prasad Growth Fund since 1998; Part-time physician in private practice.	1	Prasad Growth Fund
Manu Hinduja 17082 Greentree Lane Huntington Beach, CA 92649 Year of Birth: 1950	Trustee	Indefinite Term, Since March of 2011	Director of GSR Services, Inc., an information technology staffing company, since 1995; Director of Huntington Resources, Inc., a consulting company, since 1993.	1	Prasad Growth Fund
Ratan Lalchandani 1305 Via Zumaya Palos Verdes Estates, CA 90274 Year of Birth: 1943	Trustee	Indefinite Term, Since April of 2011	Retired engineer since 1991.	1	Prasad Growth Fund

(1): Each trustee holds office for an indefinite term until the earlier of (i) the election of his successor or (ii) the date the trustee dies, resigns or is removed.

(2): James J. Wang is an interested trustee of the Fund by virtue of his affiliation with the Adviser.

The following experience, qualifications, attributes, or skills of each trustee have led the Board to conclude that each trustee should continue to serve as a trustee of the Fund:

James Wang. James Wang has been the Fund's president and portfolio manager since its inception in 2006 and was a state-registered investment adviser from 2003 to 2006. He has extensive portfolio management experience in U.S. stock market.

Rajendra Prasad. Mr. Prasad has been the president and portfolio manager of Prasad Growth Fund, a SEC-registered mutual fund, since its inception in 1998. He has extensive experience in asset management business.

Manu Hinduja. Mr. Hinduja has been a director of GSR Services, Inc., an information technology staffing company, since 1995 and a director of Huntington Resources, Inc., a consulting company, since 1993. Mr. Hinduja has extensive experiences in business management.

Mr. Ratan Lalchandani. Mr. Lalchandani has been a retired engineer since 1991. Mr. Lalchandani has extensive experiences in business management.

As of December 31, 2010, the Trustees beneficially owned the following amounts in the Fund:

Name of Trustee	Dollar Range of Equity Securities In The Fund	Aggregate Dollar Range of Equity Securities In the "Fund Complex"
James J. Wang	Over $100,000	Over $100,000
Rajendra Prasad	$1-$10,000	$1-$10,000
Manu Hinduja	None	None
Ratan Lalchandani	None	None

Compensation: The Fund does not compensate its trustees directly. Independent trustees receive compensation from the Adviser for their services. The following table summarizes each independent trustee's compensation from 7/1/2010 to 6/30/2011:

Trustee	Aggregate Compensation from the Adviser	Pension or Retirement Benefits	Estimated Annual Benefits upon Retirement	Total Compensation from the Adviser
Rajendra Prasad	$2,650	0	0	$2,650
Manu Hinduja	$1,300	0	0	$1,300
Ratan Lalchandani	$1,000	0	0	$1,000

Sales Loads: The Fund has no sales load.

Codes of Ethics: The Fund has adopted a code of ethics under Rule 17j-1 of the Investment Company Act of 1940. The Fund personnel subject to the code are permitted to invest in securities, including securities that may be purchased or held by the Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns, either of record or beneficially, 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of such control. A controlling shareholder could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser. As of September 30, 2011, each of the following shareholders was considered to be either a control person or principal shareholder of the Fund:

Name and Address	Percent Ownership	Type of Ownership
Fusion Group, Inc. Retirement Trust P.O. Box 131012 Carlsbad, CA 92013	19.06%	Beneficial
Raymond McDonald 48005 Ridge Road Grand Beach, MI 49117	5.99%	Beneficial

As of September 30, 2011, 3.74% of the outstanding shares of the Fund are beneficially owned by all officers and trustees of the Fund as a group.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser: Oceanstone Capital Management, Inc. acts as the investment adviser (the Adviser) to the Fund. James J. Wang is the president, a director, and a shareholder of the Adviser and is in control of the Adviser.

As compensation for the Adviser’s services rendered to the Fund, the Fund pays to the Adviser a fee, computed daily and paid monthly, at an annual rate of 1.80% of the net assets of the Fund. For the past three fiscal years ended June 30, 2009, 2010 and 2011, the Adviser received management fees of $13,612, $63,845, and $164,747 respectively.

Subject to the supervision of the Fund’s Board of Trustees, the Adviser manages the Fund’s portfolio in accordance with the stated policies of the Fund. The Adviser makes investment decisions for the Fund and places the purchase and sale orders for portfolio transactions. In addition, the Adviser furnishes office facilities and clerical and administrative services and pays all operating expenses of the Fund except for brokerage commission, tax, interest, and management fee. In addition, subject to the supervision of the Fund’s Board of Trustees, the Adviser is responsible for the overall management of the business affairs of the Fund. The Fund pays brokerage commission, tax, interest, and management fee.

Other Investment Advice: No other individual or organization receives remuneration from the Adviser or the Fund for providing investment advice except brokers who receive competitive commissions for the purchase and sale of the Fund’s securities.

Other Service Providers: Mutual Shareholder Services LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147, is the Fund’s transfer agent and dividend-paying agent. In addition, Mutual Shareholder Services LLC performs portfolio pricing and certain administrative services for the Fund. Huntington National Bank, 41 South High Street, Columbus, OH 43287, is the Fund’s custodian. As custodian, Huntington National Bank maintains custody of the Fund’s cash and portfolio securities. Meyler & Company, LLC, One Arin Park, 1715 Highway 35, Middletown, NJ 07748, has been selected as the Fund’s independent auditor for fiscal year ending June 30, 2012.

PORTFOLIO MANAGER

Other Accounts Managed: James J. Wang is the portfolio manager of the Fund. From 2003 to 2006, James Wang was a state-registered investment adviser as a sole proprietor. As of June 30, 2011, James Wang did not manage any portfolio on behalf of clients other than the Fund:

	Number of Accounts	Total Assets Managed
Registered investment companies	0	0
Other pooled investment vehicles	0	0
Other accounts	0	0

Compensation: During the Fund’s fiscal year ended June 30, 2011, James J. Wang received a fixed salary from the Adviser for his services to the Adviser.

Ownership of Securities: As of June 30, 2011, the dollar range of shares in the Fund beneficially owned by James J. Wang and Yajun Zheng is $500,001-$1,000,000.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Decisions to buy and sell securities for the Fund are made by the Adviser subject to the overall supervision of the Fund’s Board of Trustees. Portfolio security transactions for the Fund are effected by or under the supervision of the Adviser. These portfolio security transactions involve the payment of brokerage commissions. In addition, the prices at which securities are purchased from and sold to dealers include a dealer’s markup or markdown.

In executing portfolio transactions and selecting brokers and dealers, it is the Fund’s policy to seek the best overall terms available. In assessing the best overall terms for any transaction, the Adviser will consider the factors it deems relevant, including the financial condition and execution capability of the broker/dealer and the reasonableness of its commission rate, for the specific transaction and on a continuing basis.

The Fund’s Board of Trustees periodically reviews the commissions paid by the Fund to determine if the commissions paid over representative periods of time are reasonable in relation to the services to the Fund. For the past three fiscal years ended June 30, 2009, 2010 and 2011, the Fund paid brokerage commissions of $9,619, $8,643 and $7,269 respectively.

CAPITAL STOCK AND OTHER SECURITIES

The Declaration of Trust provides for an unlimited number of authorized shares of beneficial interest in the Fund. The Fund’s shareholders are entitled to one vote per share on such matters as shareholders are entitled to vote. Upon issuance and sale in accordance with the terms of the Fund's prospectus, each share will be fully paid and non-assessable. Shares of the Fund have no preemptive, subscription or conversion rights. The Declaration of Trust also provides that the Fund’s shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every agreement, obligation and instrument entered into or executed by the Fund shall contain a provision to the effect that the Fund’s shareholders are not personally liable thereunder.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase of Shares: Purchase, redemption, and pricing of the Fund’s shares are discussed in the Fund’s prospectus.

Offering Price and Redemption in Kind: The Fund always trades at the net asset value. That means that the offering and redemption prices are always the same. Details about the offering price and redemption in kind are discussed in the Fund’s prospectus.

TAXATION OF THE FUND

The Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. If qualified as a regulated investment company, the Fund will pay no taxes on net income and net realized capital gains distributed to shareholders. If these requirements are not met, the Fund will not receive special tax treatment and will pay federal income tax, thus reducing the total return of the Fund.

To qualify as a regulated investment company, the Fund must meet the following requirements: (i): The Fund must derive at least 90% of its gross income from dividends, interest, and gains from the sale or other disposition of stocks or securities; (ii): The Fund must distribute to its shareholders at least 90% of its net taxable income earned during the year; (iii): The Fund must meet certain asset diversification tests.

In addition to any dividends and capital gain distributions paid within the calendar year, any distributions declared in December and paid in the following January will be taxable in the year they are declared.

Statements as to the tax status of each shareholder’s dividends and capital gain distributions will be mailed annually by the Fund’s transfer agent. Shareholders are urged to consult their own tax advisers regarding their tax returns.

UNDERWRITING OF THE FUND

Mutual Shareholder Services LLC, a registered transfer agent, handles the share purchases and redemptions for the Fund. The Fund will only issue book entry shares. Certificates representing shares are not issued.

FINANCIAL STATEMENTS

The financial statements and independent registered public accounting firm’s report that are required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund’s annual shareholder report for the fiscal year ended June 30, 2011, which was filed on September 1, 2011. The Fund will provide the Annual Shareholder Report free of charge at written or telephone request.

PROXY VOTING POLICY

The Fund has adopted a Proxy Voting Policy setting forth the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities. A copy of this Proxy Voting Policy is attached to this Statement of Additional Information.

PROXY VOTING POLICY OF OCEANSTONE FUND

Oceanstone Fund (the Fund) has adopted the following voting policy to ensure that the Fund votes proxies in the best interests of the Fund and its shareholders, consistent with stated investment objective. In case that there is a conflict of interests in voting proxies between the interests of the Fund shareholders and those of the investment adviser, the Fund will vote in the best interests of the Fund shareholders.

The Fund’s voting policies are based on the principle that good corporate governance will help maximize investment return. Specifically, with regard to the areas shown below, the Fund will generally vote as follows:

1. The Board of Directors: Generally, the Fund will vote to elect the nominees. However, the Fund may review the long-term corporate performance record, director compensation and other factors, before making decisions.

2. Proxy Contests: In a contested election of directors, the Fund will evaluate, on a case-by-case basis, what each side is offering shareholders, as well as the likelihood that the proposed objectives and goals can be met.

3. Auditors: The Fund generally will vote in favor of the proposed auditor.

4. Anti-Takeover Defenses: Generally, the Fund will vote against proposals to institute anti-takeover defenses.

5. Social and Environmental Issues: Generally, the Fund will vote against shareholder social and environmental proposals, due to its economic focus.

6. Extraordinary Business Combination Transactions: The Fund will vote on corporate merger/acquisition and restructuring proposals on a case-by-case basis, taking into account the anticipated financial and operational benefits, offering price, and prospects of the resulting company.

7. Executive and Director Compensation: Generally, the Fund will vote for executive and director compensation plans that reward the creation of shareholder value.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-800-988-6290). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

PART C: OTHER INFORMATION

Item 23. Exhibits

(a)

The Fund’s Declaration of Trust dated 06/26/2006. *

(b)

The Fund’s By-Laws. *

(c)

None.

(d)

The Fund’s Investment Advisory Agreement with Oceanstone Capital Management, Incorporated. *

(e)

None.

(f)

None.

(g)

Custody Agreement with the Huntington National Bank.**

(h)(i)

Accounting Services Agreement with Mutual Shareholder Services LLC. *

    (ii)   Transfer Agent Agreement with Mutual Shareholder Services LLC. *

(i)

Opinion of Legal Counsel.**

(j)        Consent of Meyler and Company LLC is filed herewith.

(k)

None.

(l)        Agreement Relating to Initial Capital.**

(m)

None.

(n)

None.

(o)

      None

(p)

Amended Code of Ethics of Oceanstone Fund***

* Previously filed on July 17, 2006

** Previously filed on October 18, 2006

***Previously filed on October 24, 2008

Item 24.  Persons Controlled by or under Common Control with the Fund

None.

Item 25.  Indemnification

The Fund's Board of Trustees has adopted in its Declaration of Trust the following policy that is in full force and effect and has not been modified or cancelled:

ARTICLE VII

LIMITATIONS OF LIABILITY

Section 1. No Personal Liability of Trustees, Officers, Employees, and Agents. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such particular Series for payment under such contract or claim. No Trustee, officer, employee or agent of the Trust when acting in such capacity shall be subject to any personal liability whatsoever, in his individual capacity, to any Person, in connection with Trust Property or the affairs of the Trust, and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature against a Trustee, officer, employee or agent of the Trust arising in connection with the affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust or Shareholders, or to any other Trustee, officer, employee, or agent thereof for any action or failure to act (including, without limitation, the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.

Section 2. Indemnification of Trustees, Officers, Employees, and Agents. The Trust shall indemnify each of its Trustees, officers, employees, and agents (including Persons who serve at its request as directors, officers or trustees of another organization in which it has an interest, as a shareholder, creditor or otherwise) against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties. However, as to any matter disposed of by a compromise payment by such Person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct by written opinion from independent legal counsel approved by the Trustees. The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 1 of Article VII hereof or to which he may be otherwise entitled except out of the Trust Property. The Trustees may make advance payments in connection with indemnification under Section 2 of Article VII hereof, provided that the indemnified Person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

Item 26.  Business and Other Connections of Investment Adviser

The adviser has not engaged in any other business within the last two fiscal years.

Item 27.  Principal Underwriters

None.

Item 28.  Location of Accounts and Records

All accounts, books and documents required to be maintained by the Fund pursuant to Section 31(a) of the Investment Company Act of 1940 will be maintained by the Fund’s investment adviser, Oceanstone Capital Management, Incorporated, at 13453 El Presidio Trail, San Diego, CA 92130, by the Fund’s transfer agent, Mutual Shareholder Services LLC, at 8000 Town Center Drive, Suite 400, Broadview Heights, OH 44147, and by the Fund’s custodian, The Huntington National Bank, at Easton Business Service Center, 7 Easton Oval EA4E72, Columbus, Ohio, 43219.

Item 29.  Management Services Not Discussed in Parts A or B

None.

Item 30.  Undertakings

None

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Diego and State of California on the 6th day of October, 2011.

                                       Oceanstone Fund

/s/ James J. Wang

President/Treasurer/Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name/Title

Signature

Date

James J. Wang

/s/ James J. Wang

10/6/2011

Trustee/President

Rajendra Prasad

/s/ Rajendra Prasad

10/8/2011

Trustee

Manu Hinduja

/s/ Manu Hinduja

10/11/2011

Trustee

Ratan Lalchandani

/s/ Ratan Lalchandani

10/10/2011

Trustee